20. SHARE-BASED PAYMENT	12 Months Ended
Dec. 31, 2019
Share-based Payment
SHARE-BASED PAYMENT

20       SHARE-BASED PAYMENT

The company grants to its eligible employees by the Board of Directors, stock options and restricted shares, ruled by plans approved at the General Shareholder’s Meeting, with the purpose of: (i) stimulating the expansion, success and achievement of the Company’s social objectives; (ii) aligning the interests of the Company’s shareholders with those of the eligible employees; and (iii) enabling the Company and its subsidiaries to attract and retain the employees.

20.1        Stock options

The quantity of granted options is determined by the Board of Directors annually, and the exercise price is equivalent to the average closing price of the share in B3 at the last twenty trading sessions, prior to the grant date. The exercise price is adjusted monthly by the variation of the Amplified Consumer Price Index (“IPCA”) between the grant date and the month prior to the notification of the exercise by the beneficiary.

The vesting period, when the employee cannot exercise the purchase of the shares is from 1 to 4 years. The beneficiary acquires the right to exercise the option in each year, proportionally to the vesting period.

The Company may grant stock options up until the limit of 2% of the total shares. In order to comply with the exercise of the options, the Company may issue new shares or use treasury shares.

The breakdown of the outstanding granted stock options is set forth as follows:

Date			Quantity		Grant (1)	Strike price (1)
Grant date	Beggining of exercise	End of the exercise	Options granted	Outstanding options	Fair value of the option	Granting date	Updated IPCA

04.26.16	04.30.17	12.30.22	8,724,733	1,325,000	9.21	56.00	66.33
05.31.16	05.31.17	12.30.22	3,351,220	1,168,500	10.97	46.68	54.87
			12,075,953	2,493,500

(1)      Amounts expressed in Brazilian Reais.

20.2        Restricted shares

Annually, or whenever it deems appropriate, the Board of Directors approves the granting of restricted shares, electing the beneficiaries in favor of which the Company will transfer the restricted shares, establishing the terms, quantities and conditions of acquisition of rights related to restricted shares.

The vesting is conditional to the: (i) continuity of the employment relationship with the Company for three years after the grant date; (ii) achievement of a minimum shareholder return defined by the Board of Directors in the granting agreements and measured at the end of the vesting period; or (iii) any other conditions determined by the Board of Directors in each grant made.

The total amount of restricted shares that may be granted under shall not exceed 0.5% of the registered common book-entry shares, with no par value, representatives of the Company’s total share capital.

Date		Quantity		Grant (1)
Grant	Vesting period	Shares granted	Outstanding shares	Fair value of the shares

06.14.18	06.14.20	270,000	172,125	20.00
10.01.18	10.01.20	2,311,394	2,087,222	21.44
09.01.19	09.01.21	68,605	68,605	30.61
		2,649,999	2,327,952

(1)      Amounts expressed in Brazilian Reais.

20.3        Rollforward of the stock options and restricted share plans

The rollforward of the granted options and shares in year ended December 31, 2019, is presented as follows:

Outstanding options/shares as of december 31, 2018	9,048,405
Issued - grant of 2019
September 2019	68,605
Transfer
Transfer on September 2018 (Restricted shares plan)	(54,193)
Transfer on June 2018 (Restricted shares plan)	(97,875)
Transfer on October 2018 (Restricted shares plan)	(191,710)
Forfeiture:
Grant of 2018 (Restricted shares)	(91,685)
Grant of 2017 (Restricted shares)	(196,141)
Grant of 2017	(193,045)
Grant of 2016	(1,208,600)
Grant of 2014	(1,854,753)
Grant of 2014	(407,556)
Outstanding options/shares as of december 31, 2019	4,821,452

The weighted average exercise price of the outstanding options conditioned to services is R$60.96 (sixty Brazilian Reais and ninety-six cents) (R$63.05 in December 31, 2018), and the weighted average remaining vesting term is 37 months (35 months in December 31, 2018).

The Company has registered as capital reserve, under shareholders’ equity, the fair value of the options in the amount of R$255,445 (R$262,306 as of December 31, 2018). In the statement of income for the year ended December 31, 2019 the amount recognized as expense was R$6,861 (R$470 as of December 31, 2018).

20.4        Fair Value Measurement

The weighted average fair value of the outstanding options as of December 31, 2019 was R$10.03 (ten Brazilian Reais and three cents) (R$10.11 as of December 31, 2018). The fair value of the stock options was measured using the Black-Scholes pricing model, based on the following assumptions:

Assumptions	Value	Description
Expected period	Exercise in the 1st year - 3.5 years Exercise in the 2nd year - 4.0 years Exercise in the 3rd year - 4.5 years Exercise in the 4th year - 5.0 years	The beneficiaries will execise their options at the limit of the exercise period.
Risk-free interest rate	6.29% p.a.	National Treasury Bond (“NTN-B”) available on the date of calculation and with maturity equivalent to the terms of the option.
Volatility	27.08%	Took into account the weighting of the trading history of the Company's shares.
Expected dividends	2.40%	Is based on the average payment of dividends per share in relation to the market value of the shares for the past four years.
Expected inflation rate	3.82% p.a.	Is based on estimated IPCA by Central Bank of Brazil, considering the remaining average terms of the option.